UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

Investor Class (BCHYX)	February 28, 2026

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$25	0.49%

Fund Statistics
Net Assets	$1,643,061,596
Management Fees (dollars paid during the reporting period)	$3,057,095
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	666

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075201

SEMIANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

I Class (BCHIX)	February 28, 2026

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$15	0.29%

Fund Statistics
Net Assets	$1,643,061,596
Management Fees (dollars paid during the reporting period)	$3,057,095
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	666

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075789

SEMIANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

Y Class (ACYHX)	February 28, 2026

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$13	0.26%

Fund Statistics
Net Assets	$1,643,061,596
Management Fees (dollars paid during the reporting period)	$3,057,095
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	666

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075771

SEMIANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

A Class (CAYAX)	February 28, 2026

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$38	0.74%

Fund Statistics
Net Assets	$1,643,061,596
Management Fees (dollars paid during the reporting period)	$3,057,095
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	666

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075888

SEMIANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

C Class (CAYCX)	February 28, 2026

This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$76	1.49%

Fund Statistics
Net Assets	$1,643,061,596
Management Fees (dollars paid during the reporting period)	$3,057,095
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	666

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075805

SEMIANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

Investor Class (BCITX)	February 28, 2026

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.46%

Fund Statistics
Net Assets	$2,221,727,663
Management Fees (dollars paid during the reporting period)	$3,234,198
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,052

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075508

SEMIANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

I Class (BCTIX)	February 28, 2026

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Fund Statistics
Net Assets	$2,221,727,663
Management Fees (dollars paid during the reporting period)	$3,234,198
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,052

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075839

SEMIANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

Y Class (ACYTX)	February 28, 2026

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$12	0.23%

Fund Statistics
Net Assets	$2,221,727,663
Management Fees (dollars paid during the reporting period)	$3,234,198
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,052

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075763

SEMIANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

A Class (BCIAX)	February 28, 2026

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.71%

Fund Statistics
Net Assets	$2,221,727,663
Management Fees (dollars paid during the reporting period)	$3,234,198
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,052

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075821

SEMIANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

C Class (BCIYX)	February 28, 2026

This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$74	1.46%

Fund Statistics
Net Assets	$2,221,727,663
Management Fees (dollars paid during the reporting period)	$3,234,198
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	1,052

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075813

SEMIANNUAL SHAREHOLDER REPORT
California Tax-Free Money Market Fund

Investor Class (BCTXX)	February 28, 2026

This semi-annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.49%

Fund Statistics
Net Assets	$113,408,866
Management Fees (dollars paid during the reporting period)	$271,138
Total Number of Portfolio Holdings	65
7-Day Current Yield - Investor Class	1.49%
7-Day Effective Yield - Investor Class	1.50%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25075300

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

February 28, 2026

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)
California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)
California Tax-Free Money Market Fund
Investor Class (BCTXX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California High-Yield Municipal Fund

FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.5%
California — 96.3%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	$750,000	$765,998
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,192,462
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AG)	12,000,000	7,135,112
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,730,862
Alameda County Fire Department GO, 5.25%, 6/1/55	2,500,000	2,727,661
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,652,202
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,700,815
Bay Area Toll Authority Rev., VRDN, 1.25%, 3/2/26 (LOC: Barclays Bank PLC)	1,650,000	1,650,000
Bay Area Toll Authority Rev., VRDN, 1.25%, 3/2/26 (LOC: Bank of America N.A.)	6,385,000	6,385,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,639,731
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,398,404
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,329,075
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	20,000,000	22,150,888
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,193,091
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,813,369
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,154,440
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,305,000	2,534,373
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,788,954
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,541,074
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,523,837
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	2,500,000	2,706,472
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	5,000,000	5,428,783
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	6,078,710
California Community Choice Financing Authority Rev., VRN, 5.00%, 4/1/56 (GA: Morgan Stanley)	4,000,000	4,442,714
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	8,650,000	9,696,201
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,274,628
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,556,873
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,060,000	2,684,771
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	2,640,000	2,484,162
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	5,171,837
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	668,869
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	1,730,000	1,733,085
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	975,669
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	1,275,000	1,419,553
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,263,722
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/55	4,000,000	4,250,713
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/55	4,000,000	4,213,168
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(1)	500,000	502,890
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(1)	500,000	477,776
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(1)	350,000	328,384
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	2,954,909
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,313,033
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,034,983

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(1)	$1,315,000	$1,340,999
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(1)	2,500,000	2,466,899
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,787,488
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	357,084
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	8,721,645
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	4,945,888
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/43	5,000,000	5,582,895
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	950,000	1,051,139
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.25%, 8/15/54	5,000,000	5,395,956
California Housing Finance Agency Rev., 4.25%, 1/15/35	2,765,535	2,916,939
California Housing Finance Agency Rev., 3.50%, 11/20/35	14,787,854	15,139,613
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,410,586
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,405,774
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,747,037
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	5,000,000	5,751,378
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,768,353
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	8,655,000	4,673,700
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/49	1,500,000	1,563,195
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/50	5,000,000	5,339,545
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	2,335,000	2,382,235
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	1,002,439
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	1,800,000	1,803,477
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	492,776
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,750,098
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	775,000	804,833
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(1)	4,000,000	4,000,888
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	8,286,741
California Municipal Finance Authority Rev., (California Baptist University), 5.625%, 11/1/54(1)	500,000	513,442
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	955,958
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/54	1,800,000	1,836,658
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	4,000,000	4,252,664
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,190,750
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51 (BAM-TCRS)	5,505,000	5,569,728
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,700,000	6,717,927
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,015,905
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	2,032,155
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,739,903
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	6,535,000	5,462,424
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	5,125,000	5,136,440
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.75%, 12/1/55	1,000,000	1,058,154
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,756,238
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,758,787
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	100,000	100,350
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,401,468
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	5,300,000	5,042,350
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,296,216
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,496,131
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.375%, 6/1/56	1,955,000	1,995,454

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	$1,155,000	$1,190,720
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,624,982
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,306,475
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/44	1,000,000	1,059,822
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/45	1,120,000	1,177,298
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,590,109
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	2,250,000	2,365,230
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,175,000	2,265,068
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,529,575
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,908,832
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,860,082
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,236,139
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,336,905
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,568,512
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,217,188
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,195,966
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	5,000,000	5,489,338
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,384,652
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	400,000	414,847
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(1)	275,000	289,179
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(1)	350,000	359,013
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	1,095,000	1,107,204
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(1)	1,200,000	1,218,783
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,600,000	2,651,488
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	4,950,000	5,083,049
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	5,657,915
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,547,079
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	2,952,230	3,000,719
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	2,960,590	2,870,266
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	1,290,000	1,374,903
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,140,000	2,233,383
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	986,404
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,343,021
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,958,183
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,015,551
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.00%, 9/1/40	525,000	559,815
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	500,000	524,111
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/50	925,000	964,781
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/55	1,500,000	1,560,730
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,802,525
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,262,162
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,777,519
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	795,804

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	$1,250,000	$1,248,846
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	500,000	512,469
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	799,362
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	1,210,000	1,261,056
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/50	1,000,000	1,016,205
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/55	1,100,000	1,111,752
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,049,474
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/50	1,000,000	1,014,123
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/55	1,250,000	1,262,217
California Municipal Finance Authority Special Tax, (City of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,043,997
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/50	765,000	780,274
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/55	1,000,000	1,015,608
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41(4)	5,000,000	5,061,631
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(1)	2,500,000	2,551,803
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,559,254
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	2,034,491
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.25%, 3/2/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	6,020,000	6,020,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.25%, 3/2/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	9,880,000	9,880,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,196,601
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,468,514
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,250,000	1,141,820
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,129,281
California School Finance Authority Rev., 5.00%, 6/1/37(1)	475,000	478,293
California School Finance Authority Rev., 5.00%, 6/1/47(1)	875,000	832,681
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	4,018,161
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,000,829
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(1)	1,000,000	1,022,575
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(1)	1,100,000	1,099,991
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,090,980
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,796,382
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	140,000	137,349
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,809,221
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	1,054,915
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,971,028
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,448,904
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,761,330
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)(5)(6)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	805,000	815,868

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	$430,000	$431,530
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,941,332
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,775,356
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(1)	2,040,000	1,949,404
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,157,395
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	532,133
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,500,276
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,637,504
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,720,841
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(1)	1,050,000	1,061,475
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(1)	2,425,000	2,431,971
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,198,856
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,650,221
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,004,795
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	1,025,000	1,037,609
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	1,075,000	1,076,668
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	920,609
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,265,804
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,196,067
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	571,607
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	705,407
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(1)	550,000	574,023
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(1)	505,000	514,323
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,149,789
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,674,091
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,737,583
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	120,000	119,995
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	869,969
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,000,468
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	362,278
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,030,709
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,098,310
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	525,000	541,914
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	995,000	1,027,055
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,396,304
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(1)	545,000	565,622
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(1)	700,000	710,790
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,677,167
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	979,335
California State University Rev., 5.50%, 11/1/49	6,025,000	6,756,415
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,786,644
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	1,075,000	1,073,026
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,156,422
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,255,836
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	2,000,000	1,981,802
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	3,000,000	2,850,567
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AG)	500,000	512,642

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	$1,405,000	$1,427,052
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,646,046
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,470,560
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,399,924
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,008,371
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,171,039
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,003,703
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,704,443
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,907,741
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,611,415
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	14,750,000	14,758,058
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.25%, 3/2/26 (LOC: Wells Fargo Bank N.A.)	890,000	890,000
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,501,418
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,715,606
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,363,002
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	854,817
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,922,749
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,069,508
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,148,794
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	250,000	255,201
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,867,212
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,418,170
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,531,347
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	383,017
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,780,550
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,505,000	1,507,155
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,038,760
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,112,440
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,240,000	4,354,151
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,376,737
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,415,000	1,460,685
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,768,545

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	$1,200,000	$1,049,145
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(2)	20,000,000	5,235,796
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,200,000	2,420,864
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,553,579
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,702,615
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/50	1,000,000	1,006,338
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/55	1,375,000	1,376,212
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	694,688
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	751,525
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,226,122
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,254,929
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,527,081
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,251,801
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,692,380
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,072,637
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	897,966
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	3,990,649
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	304,898
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	575,451
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,275,259
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,119,516
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)	1,800,000	1,894,848
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)	1,500,000	1,579,040
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,467,793
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/55(1)	2,250,000	2,209,733
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,943,780
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,631,190
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,619,345
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,864,430
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,476,224
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,235,000	1,287,717
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	9,635,000	7,147,421
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,000,000	2,271,546

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	$13,000,000	$10,830,895
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(1)	4,000,000	3,102,747
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	6,507,930
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	3,000,000	2,197,739
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	9,000,000	6,276,798
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,442,761
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	4,820,000	4,429,751
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(1)	1,405,000	1,208,562
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(1)	11,610,000	11,220,439
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	1,925,000	1,653,340
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,322,350
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	512,500
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	932,215
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	311,532
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,419,662
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,616,646
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,017,672
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,774,345
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,171,320
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,294,634
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,176,607
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,860,506
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,256,012
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,150,000	1,152,279
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/54	565,000	573,800
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,146,134
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	708,498
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(2)	1,335,000	1,261,571
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,729,924
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,285,741
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,116,094
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,279,641

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	$1,140,000	$1,169,024
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,355,605
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	546,569
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,773,309
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,294,599
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,332,864
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	2,039,768
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	1,047,975
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	1,020,898
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,420,827
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,404,146
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,611,000	7,577,926
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	3,296,303
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,672,120
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,525,490
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,004,106
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,348,586
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	4,184,696
Glendale Electric Rev., 5.00%, 2/1/49	2,000,000	2,100,225
Glendale Electric Rev., 5.00%, 2/1/54	3,000,000	3,128,477
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	3,984,283
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	48,750,000	5,217,893
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,000,000	991,748
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	7,135,000	6,611,965
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	7,380,392
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	3,400,000	3,277,874
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,038,390
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,001,007
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,501,511
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System), 5.25%, 1/1/53	3,000,000	3,181,589
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,120,051
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(2)	1,400,000	392,580
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(2)	1,000,000	266,917
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,521,210
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	4,958,639
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	914,052
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,025,564
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,275,005
Kentfield School District GO, 5.00%, 8/1/42	1,075,000	1,225,213
La Canada Unified School District GO, 6.00%, 8/1/50	3,400,000	3,982,614
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/46	475,000	494,245
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/55	1,300,000	1,319,820

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	$2,470,000	$2,515,226
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	829,564
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.125%, 9/1/50	2,000,000	2,066,735
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.25%, 9/1/55	3,000,000	3,120,987
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,341,264
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,555,167
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,827,848
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2005-1), 5.00%, 9/1/50	1,125,000	1,135,532
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,403,320
Long Beach Marina System Rev., 5.00%, 5/15/36	2,410,000	2,848,150
Long Beach Marina System Rev., 5.00%, 5/15/37	2,505,000	2,933,358
Long Beach Marina System Rev., 5.00%, 5/15/38	2,780,000	3,229,368
Long Beach Marina System Rev., 5.00%, 5/15/39	1,110,000	1,279,463
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,018,905
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	2,525,000	2,579,542
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	2,350,000	2,620,936
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,268,078
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,440,000	7,235,667
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,115,000	1,124,348
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,305,000	1,353,137
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	1,880,000	2,044,097
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/31	1,000,000	1,131,479
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	1,425,000	1,662,488
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/34	675,000	795,910
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	1,000,000	1,187,273
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/46 (BAM)	2,000,000	2,170,307
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,573,236
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,063,694
Los Angeles Unified School District GO, 5.00%, 7/1/49	4,000,000	4,315,566
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	2,280,000	2,327,007
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	116,147
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	102,701
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,124
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	256,581
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	881,896
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	1,045,081
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	756,075
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	487,115
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	1,245,000	1,279,959
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,058,787
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,261,184
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,101,758
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,503,763
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,110,920

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/50	$800,000	$816,849
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/55	1,345,000	1,364,881
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35	400,000	413,547
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40	500,000	532,454
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45	1,000,000	1,023,135
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50	2,125,000	2,144,673
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55	2,000,000	2,009,867
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	300,000	311,893
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/50	400,000	410,875
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/55	600,000	610,355
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.125%, 9/1/45	250,000	260,090
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/50	500,000	512,894
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/55	600,000	611,603
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,112,490
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,010,782
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	826,509
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	13,342,932	13,332,192
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,835,464
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AG)(2)	1,325,000	979,429
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AG)(2)	2,885,000	1,929,755
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,850,879
Ojai Unified School District GO, 5.50%, 8/1/53 (AG)	1,750,000	1,893,233
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	511,504
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	1,016,972
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,328,290
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,358,821
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	428,758
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	665,932
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	843,455
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	812,840
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/40	1,000,000	1,076,074
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/45	500,000	520,834
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	394,665
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,013,664
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	503,322
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,336,337
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,767,180
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,063,281
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	887,355
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	887,370
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,624,531
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	2,500,000	2,543,480

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	$6,545,000	$6,578,124
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,007,964
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,547,844
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,384,786
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,016,542
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,298,052
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,150,195
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,668,500
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,100,000
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	615,117
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,128,975
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	535,134
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	1,700,000	1,790,901
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,273,307
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,467,560
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,176,285
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	14,716,204
Paradise Unified School District COP, 4.875%, 5/1/54	11,000,000	10,736,114
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	7,000,000	7,307,664
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,594,919
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,754,224
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	3,330,000	3,625,815
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,345,581
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/51	670,000	670,993
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/55	645,000	642,217
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,057,660
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/40	365,000	389,231
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/45	560,000	576,916
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/50	750,000	760,070
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/54	700,000	708,463
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/50	850,000	861,830
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/55	1,085,000	1,094,947
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	1,195,000	1,196,049
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	950,498
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,250,564
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/46	350,000	362,536

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/51	$650,000	$660,307
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/55	655,000	661,998
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(2)	3,405,000	3,197,947
Regents of the University of California Medical Center Pooled Rev., 4.13%, 5/15/32	2,710,000	2,749,803
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.25%, 3/2/26	1,815,000	1,815,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/46(4)	610,000	629,421
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/51(4)	550,000	562,481
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/55(4)	445,000	452,442
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/50	1,750,000	1,777,023
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,575,900
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.125%, 9/1/55	1,115,000	1,139,118
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.25%, 9/1/60	5,545,000	5,716,242
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	881,408
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 4.50%, 9/1/40	1,100,000	1,130,133
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 5.00%, 9/1/55	1,750,000	1,747,795
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,124,040
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,735,903
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	544,823
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,382,874
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,102,634
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,719,678
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,429,139
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	591,892
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,289,441
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	781,787
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,539,543
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,662,742
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/50	2,000,000	2,040,061
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/55	1,000,000	1,013,723
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/55	2,000,000	2,029,284
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,068,908
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,052,041
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,065,633
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,903,338
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,021,601
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/50	2,000,000	2,045,058
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/55	1,800,000	1,830,126

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	$370,000	$382,335
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,547,384
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,142,207
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	3,245,000	3,275,223
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,018,551
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	794,752
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	1,000,000	1,037,169
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	495,871
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,542,213
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/55	1,375,000	1,378,275
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,300,215
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,541,322
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	891,347
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,016,774
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,133,937
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,439,514
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,312,235
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	464,501
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	579,375
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,889,979
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,898
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,017,402
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,910,155
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(1)	1,900,000	1,910,713
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	1,020,898
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,202,798
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,392,023
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,387,594
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,044,133
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,338,974
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,484,092
Sacramento Municipal Utility District Rev., 5.00%, 8/15/48	4,000,000	4,288,472
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,981,440
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	672,157
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	883,590
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,206,086
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,121,876
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,071,018
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,144,799
San Diego Unified School District GO, 4.125%, 7/1/50	500,000	499,164
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,692,898
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	964,616
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	4,000,000	4,473,896
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,069,095

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	$780,000	$781,124
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AG)	1,000,000	1,071,705
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	6,665,000	7,187,347
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	955,000	955,709
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(2)	165,000	152,416
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(2)	16,000,000	13,881,658
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(2)	290,000	242,995
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(2)	1,335,000	958,338
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	2,435,000	2,567,346
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,350,557
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	1,250,000	1,252,721
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	22,000,000	12,461,671
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,368,119
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,264,006
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	942,540
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.125%, 9/1/50	925,000	953,718
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,228,057
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.25%, 9/1/55	1,600,000	1,655,854
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,224,437
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	2,150,000	2,274,232
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,254,400
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	5,750,000	6,064,710
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/53	10,000,000	10,441,322
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	5,250,000	5,546,369
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	3,850,000	4,094,512
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(2)	1,800,000	1,780,258
State of California GO, 5.25%, 8/1/44	1,070,000	1,218,006
State of California GO, 5.25%, 9/1/53	5,000,000	5,404,225
State of California GO, 5.00%, 3/1/55	4,000,000	4,287,820
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	1,007,825
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,286,654
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/45	1,220,000	1,258,435
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,577,660
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,054,930
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,831,570
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,410,091
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,247,483
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	4,725,000	4,742,412
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	5,000,000	5,003,086

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	$4,750,000	$4,215,007
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,713,140
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	967,301
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,018,310
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,500,000	1,309,803
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	810,535
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,340,000	2,338,263
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	3,765,915
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,798,395
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,520,038
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,018,064
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,078,628
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,472,711
University of California Rev., 5.00%, 5/15/42	2,500,000	2,675,517
University of California Rev., 5.00%, 5/15/53	4,000,000	4,266,593
University of California Rev., VRDN, 1.20%, 3/2/26	400,000	400,000
University of California Rev., VRDN, 1.25%, 3/2/26	700,000	700,000
University of California Rev., VRDN, 1.25%, 3/2/26	1,000,000	1,000,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,867,318
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,521,758
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.125%, 9/1/50	1,225,000	1,240,562
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.25%, 9/1/55	1,480,000	1,509,024
Victor Valley Community College District GO, 5.00%, 8/1/51	3,670,000	3,855,205
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,722,531
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,212,604
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	400,515
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,000,131
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	750,096
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,000,279
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	906,576
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,047,879
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,234,133
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/50 (AG)	5,000,000	5,292,276
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	5,000,000	5,279,244
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	765,673
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	895,700
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,354,728
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,354,152
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,485,000	2,450,068

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	$2,485,000	$2,316,555
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,654,302
		1,581,732,098
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,795,591
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,532,332
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,786,157
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/50	2,750,000	2,857,201
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,090,322
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,514,313
Territory of Guam Rev., 5.00%, 1/1/35	1,200,000	1,367,952
		11,943,868
Puerto Rico — 1.2%
Children's Trust Fund Rev., 0.00%, 5/15/50(2)	20,000,000	4,213,104
Puerto Rico GO, 5.625%, 7/1/29	201,036	214,814
Puerto Rico GO, 5.75%, 7/1/31	195,264	216,983
Puerto Rico GO, 4.00%, 7/1/33	185,162	189,639
Puerto Rico GO, 4.00%, 7/1/35	166,436	169,293
Puerto Rico GO, 4.00%, 7/1/37	142,845	143,140
Puerto Rico GO, 4.00%, 7/1/41	194,215	188,500
Puerto Rico GO, 4.00%, 7/1/46	3,601,981	3,252,042
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	176,436
Puerto Rico GO, VRN, 0.00%, 11/1/43	713,210	487,658
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,976,220	1,222,786
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	5,800,000	5,811,997
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(2)	15,092,000	3,970,817
		20,257,209
U.S. Virgin Islands — 0.3%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	4,900,000	4,920,418
TOTAL MUNICIPAL SECURITIES (Cost $1,630,704,612)		1,618,853,593
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,136)	160,300	8,188,124
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(6) (Cost $—)	72,088	144,176
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,638,826,748)		1,627,185,893
OTHER ASSETS AND LIABILITIES — 1.0%		15,875,703
TOTAL NET ASSETS — 100.0%		$1,643,061,596

Schedule of Investments - California High-Yield Municipal Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $318,580,464, which represented 19.4% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended February 28, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$7,813	—	—	$375	$8,188	160	—	$148
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Schedule of Investments - California High-Yield Municipal Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,618,853,593	—
Affiliated Funds	$8,188,124	—	—
Warrants	144,176	—	—
	$8,332,300	$1,618,853,593	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$914

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$493

See Notes to Financial Statements.

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 100.8%
California — 99.7%
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AG)	$2,620,000	$2,740,534
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AG)	1,395,000	1,457,002
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AG)	490,000	511,145
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,303,480
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,544,618
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,036,403
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,602,009
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,752,715
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,339,580
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,802,066
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	6,000,000	6,215,639
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	674,967
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	608,970
Atwater Wastewater Rev., 5.00%, 5/1/27 (AG)	415,000	427,730
Atwater Wastewater Rev., 5.00%, 5/1/29 (AG)	700,000	722,812
Atwater Wastewater Rev., 5.00%, 5/1/32 (AG)	895,000	921,757
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AG)	6,420,000	6,456,807
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,007,863
Bay Area Toll Authority Rev., 5.00%, 4/1/42(2)	2,750,000	3,409,669
Bay Area Toll Authority Rev., 5.00%, 4/1/42	7,000,000	7,789,104
Bay Area Toll Authority Rev., 5.00%, 4/1/43(2)	2,600,000	3,195,144
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,133,312
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,083,936
Bay Area Toll Authority Rev., VRDN, 1.25%, 3/2/26 (LOC: Bank of America N.A.)	4,085,000	4,085,000
Bay Area Toll Authority Rev., VRDN, 1.25%, 3/2/26 (LOC: Barclays Bank PLC)	6,840,000	6,840,000
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,999,597
Bay Area Toll Authority Rev., VRN, 2.33%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,998,846
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,553,494
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,846,520
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	25,000,000	27,688,610
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,481,128
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,982,726
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	11,150,000	12,065,026
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,139,908
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,605,000	5,063,249
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,546,883
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,756,426
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	11,082,147
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,000,000	6,495,532
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	12,400,000	13,463,382
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,695,000	6,357,806
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	7,000,000	7,782,621
California Community Choice Financing Authority Rev., VRN, 3.91%, (SOFR plus 1.45%), 4/1/56 (GA: Morgan Stanley)	3,000,000	3,003,103
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	6,100,000	6,837,783
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	288,574

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	$800,000	$838,815
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,347,450
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,652,032
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	2,000,593
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	977,941
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	484,155
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	425,599
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	500,000	504,885
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	275,968
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	244,489
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,697,953
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	5,260,766
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	307,450
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	819,475
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	521,593
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	663,587
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,567,615
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	381,099
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	5,020,338
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	237,170
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	353,112
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	409,143
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	364,849
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	572,268
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	650,516
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	682,966
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	801,838
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,105,858
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	504,178
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	529,380
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	612,162
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	666,646
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	454,453
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	676,115
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	752,872
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,211,738
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,090,285
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	710,048
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,786,730
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(3)	950,000	1,015,551
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(3)	1,000,000	1,019,771
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	470,737
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	356,970
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	384,751
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	529,246
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	581,134
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	576,215
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	514,825
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	341,597
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	992,213
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	5,373,229

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	$3,000,000	$3,005,808
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,015,554
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,712,912
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	401,925
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 8/15/33	1,900,000	1,923,794
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,449,115
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,574,977
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,108,827
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,325,935
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	1,600,000	1,647,581
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,833,832
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,077,818
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	2,000,000	2,259,669
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,817,831
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,467,715
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42	1,800,000	2,069,053
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43	1,750,000	1,991,156
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44	2,000,000	2,267,362
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,250,556
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,198,887
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,751,378
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,315,840
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	4,000,000	4,823,306
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,110,806
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,880,821
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,532,220
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	3,700,000	3,873,251
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,373,788
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.00%, 11/15/42	2,925,000	2,907,038
California Housing Finance Agency Rev., 4.25%, 1/15/35	4,660,053	4,915,177
California Housing Finance Agency Rev., 3.50%, 11/20/35	9,952,667	10,189,411
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	7,375,000	7,435,178
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,205,293
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	3,000,000	3,037,228
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,821,776
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	4,024,932
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,025,018
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	10,670,000	12,273,442
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,967,576
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,294,897
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	518,327
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	374,001
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	224,776
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	654,332

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	$255,000	$284,837
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	427,045
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	321,943
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	275,447
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.58%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,496,903
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,160,835
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,864,221
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,670,000	1,703,783
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	682,211
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	4,735,000	5,071,707
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,105,122
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	2,500,000	2,562,919
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	1,650,000	1,662,434
California Municipal Finance Authority Rev., (6033 De Soto LP), VRN, 2.95%, 1/1/56	4,000,000	4,034,256
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	1,065,000	1,065,424
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	942,358
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	580,000	580,211
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,500,000	1,506,204
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(3)	1,100,000	1,175,356
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(3)	1,750,000	1,750,388
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	309,944
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	157,908
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	236,658
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	236,295
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	209,594
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	235,234
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	234,694
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	260,064
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	233,572
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	258,826
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	800,502
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	309,122
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,985,473
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,234,656
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	301,348
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	682,772
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	752,163
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	808,668
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	1,053,337
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	574,416
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,447,253
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,228,933
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/31	400,000	422,802
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,190,750

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	$7,500,000	$7,852,611
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	500,000	519,337
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,252,785
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	774,372
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	452,415
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,148,003
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	795,254
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,653,432
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,716,135
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,244,796
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	500,270
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	105,409
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.50%, 12/1/45	1,000,000	1,071,845
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,612,557
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,782,152
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,390,240
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,747,569
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,075,458
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	305,211
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	766,379
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,081,052
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(3)	1,500,000	1,427,080
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,272,634
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,153,257
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,533,360
California Municipal Finance Authority Rev., (EL Camino LP), VRN, 2.50%, 3/1/46	2,000,000	2,001,022
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,396,369
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,528,377
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,031,465
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,027,892
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,631,155
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	737,123
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,021,578
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,153,566
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,301,563
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	2,055,874
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,435,821
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,494,186
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,436,510
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,408,165
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	1,250,000	1,309,850
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	750,000	752,062
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.125%, 6/1/45	950,000	988,822
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/35	1,000,000	1,108,951
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	745,000	820,974
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,142,924
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	846,885
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	845,366
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,395,536

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	$1,000,000	$1,104,811
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	737,480
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,725,000	2,837,844
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	1,750,000	1,763,409
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	318,768
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	266,498
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	217,071
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	231,107
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	345,864
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	552,060
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	463,723
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	815,976
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	632,630
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	10,000,000	10,978,676
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/28	350,000	372,662
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/30	300,000	335,009
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/31	465,000	528,635
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/32	500,000	576,883
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/33	725,000	848,474
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/34	1,330,000	1,529,997
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/35	540,000	617,816
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,006,272
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,026,288
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,989,798
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	4,950,000	5,083,049
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,323,588
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,493,180
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	906,606
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,076,775
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,547,079
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	3,929,658	3,994,200
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,866,630	5,687,647
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,349,257
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	599,087
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,598,300
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,617,377
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	426,326
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	776,804
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/45	670,000	688,509
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41(2)	5,000,000	5,061,631
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 7/1/39(3)	2,000,000	2,073,841
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(3)	3,435,000	3,506,178
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	768,467
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	504,513
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,006,286
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	812,148
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.25%, 3/2/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	12,465,000	12,465,000

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.25%, 3/2/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	$16,250,000	$16,250,000
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,104,873
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	737,415
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	672,476
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	821,659
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,306,332
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,692,900
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	241,664
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(3)	250,000	271,995
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	325,406
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	2,000,000	2,031,307
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	498,065
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	340,000	366,910
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	507,368
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	381,136
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	400,173
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	418,763
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	465,308
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	437,412
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	456,084
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	494,820
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	177,936
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	186,975
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	577,202
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	450,000	453,324
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	310,000	318,383
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	380,000	395,977
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	1,215,000	1,283,144
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,064,266
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	620,000	650,136
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	443,172
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	250,000	254,537
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	120,000	119,995
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	310,000	310,534
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	671,774
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	615,825
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(3)(4)	260,000	268,376
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	195,000	195,719
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	741,121
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	850,000	901,601
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	785,569
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	839,653
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	897,082
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	951,021
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,789,660
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,008,343
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,192,872
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	3,039,877
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,974,740

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California State University Rev., 5.00%, 11/1/28	$2,000,000	$2,072,993
California State University Rev., 5.00%, 11/1/29	1,000,000	1,036,181
California State University Rev., 5.00%, 11/1/30	3,000,000	3,105,137
California State University Rev., 5.00%, 11/1/31	2,900,000	3,000,682
California State University Rev., 5.00%, 11/1/39	5,000,000	5,929,262
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,300,362
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AG)	1,155,000	1,245,599
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AG)	1,340,000	1,436,393
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AG)	1,000,000	1,057,818
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(3)	7,000,000	8,106,286
California Statewide Communities Development Authority Rev., 5.00%, 11/15/32 (CA MTG INS)	1,685,000	1,845,707
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,591,744
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	327,996
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,059,611
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,027,648
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,255,836
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,948,858
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,272,943
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	605,000	606,523
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	698,281
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	721,087
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,385,018
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,714,587
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AG)	350,000	360,233
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	2,300,000	2,439,708
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	148,198
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	127,719
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	186,990
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,612,005
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	615,000	615,339
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	389,769
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	485,296
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,020,926
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,040,962
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,524,072
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,086,447
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/34	680,000	802,193
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/35	570,000	668,745
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/36	1,500,000	1,744,774

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/37	$1,045,000	$1,205,967
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/38	1,020,000	1,168,437
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	1,485,000	1,691,534
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/40	3,645,000	4,116,013
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/41	3,825,000	4,287,439
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/42	2,010,000	2,231,223
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/43	2,110,000	2,324,427
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/44	4,430,000	4,844,230
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/45	4,650,000	5,053,538
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,418,058
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,760,719
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,976,882
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	250,000	255,708
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,279,098
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	693,089
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,304,940
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,091,077
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	208,340
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	819,857
Centinela Valley Union High School District GO, 5.00%, 8/1/28 (AG)(2)	925,000	985,589
Centinela Valley Union High School District GO, 5.00%, 8/1/29 (AG)(2)	885,000	967,744
Centinela Valley Union High School District GO, 5.00%, 8/1/30 (AG)(2)	570,000	637,932
Centinela Valley Union High School District GO, 5.00%, 8/1/33 (AG)(2)	1,420,000	1,676,865
Centinela Valley Union High School District GO, 5.00%, 8/1/34 (AG)(2)	3,660,000	4,387,470
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,800,000	3,081,100
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,553,579
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,135,077
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,100,215
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/26	130,000	131,368
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/27	195,000	201,714
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/28	205,000	215,626
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	285,000	291,996
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	726,228
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	909,211
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	832,564
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 11), 5.00%, 9/1/40	995,000	1,065,016
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,564,794
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	515,498
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/29	215,000	228,885
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/31	235,000	255,330
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/32	250,000	272,639
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/33	260,000	284,462

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/34	$275,000	$302,130
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/40	1,000,000	1,075,257
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,141,414
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	155,000	160,221
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	441,119
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/35(3)	1,200,000	1,305,568
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	411,793
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/46(3)	1,350,000	1,359,977
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(3)	35,000	35,195
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(3)	150,000	154,870
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,943,780
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	582,336
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	544,701
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	758,732
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,235,000	1,287,717
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,681,499
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,702,105
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	2,000,000	1,394,844
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	7,545,000	6,490,105
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	705,000	144,525
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	233,024
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	258,511
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	283,760
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	272,677
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,364,659
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,293,518
Desert Community College District GO, 5.00%, 8/1/51	3,050,000	3,284,671
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,231,228
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,805,965
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	203,424
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,380,631
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,369,672
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,025,438

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	$2,000,000	$2,131,029
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	841,499
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,335,370
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	414,078
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	702,285
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	522,673
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/44	2,250,000	2,507,239
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	30,000,000	30,040,971
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,266,379
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,801,759
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	565,844
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	491,039
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,792,992
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,571,953
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,065,906
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,508,219
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,145,400
El Monte City School District GO, 5.00%, 8/1/40 (AG)(2)	285,000	329,233
El Monte City School District GO, 5.00%, 8/1/42 (AG)(2)	220,000	249,184
El Monte City School District GO, 5.00%, 8/1/44 (AG)(2)	250,000	277,258
El Monte City School District GO, 5.00%, 8/1/46 (AG)(2)	415,000	449,129
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,312,383
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	708,498
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,518,417
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,729,090
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	554,575
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,133,119
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 4.00%, 9/1/35	1,690,000	1,731,707
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,298,491
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,043,637
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,130,617
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,015,852
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,287,068
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	253,845
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	562,169
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,195,277
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,556,422
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	328,372
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	372,668
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	265,273
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,271,000	3,470,832
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	6,725,000	6,763,300
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,000,000	6,969,581
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	623,648
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,334,760
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,793,580

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/27(2)	$690,000	$715,013
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/28(2)	500,000	532,490
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/29(2)	675,000	738,215
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AG)	1,650,000	1,653,917
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AG)	1,400,000	1,445,005
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AG)	1,000,000	1,031,399
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AG)	1,350,000	1,391,297
Glendale Community College District GO, 5.00%, 8/1/44	4,280,000	4,809,468
Glendale Community College District GO, 5.00%, 8/1/45	2,000,000	2,222,331
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	6,036,997
Glendale Electric Rev., 5.00%, 2/1/46	800,000	853,714
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(4)	6,000,000	6,046,511
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(4)	2,000,000	2,078,261
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	466,302
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	242,214
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	512,055
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,131,157
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	10,834,847
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,025,085
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,021,329
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,395,094
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	2,520,000	2,516,954
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AG)	7,235,000	7,862,791
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AG)	4,195,000	4,465,822
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	438,980
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	574,448
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,018,697
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,370,148
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(3)	1,450,000	1,498,224
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/41 (AG)(3)	900,000	923,245
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	511,956
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	237,989
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	506,370
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	506,198
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	303,386
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	864,025
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	504,740
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,680,076
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,780,628
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,521,803
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/27	275,000	286,968
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/28	250,000	267,977
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/29	400,000	439,806
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/30 (AG)	435,000	491,490
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/31 (AG)	350,000	404,072
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/32 (AG)	400,000	470,574
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,507,161
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,766,357
Irvine Unified School District Special Tax, 5.00%, 9/1/29	1,910,000	2,061,664
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,361,027
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,024,581
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AG)	1,500,000	1,505,723

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Irvine Unified School District Special Tax, 4.00%, 9/1/38	$2,720,000	$2,760,997
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	642,596
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	388,961
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	371,695
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	422,274
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	580,964
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/40	1,000,000	1,080,172
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/45	2,965,000	3,079,235
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,197,284
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,317,603
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,152,955
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	359,074
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	341,204
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,317,992
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	400,000	431,741
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/45	1,825,000	1,895,313
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	954,268
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2003-1), 5.00%, 9/1/32 (AG)	3,210,000	3,425,780
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,241,491
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,982,952
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,274,974
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,347,857
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,578,847
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	1,025,876
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,061,778
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,032,907
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,506,723
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,130,439
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,976,308
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,019,569
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,898,921
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,352,433
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,281,164
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(4)	1,565,000	1,718,315
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,400,011
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,295,171
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,552,455
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,506,719
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,009,896
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,639,673
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,716,024
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,914,934
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,668,722

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	$6,250,000	$6,760,797
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	8,050,000	9,044,583
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	2,040,781
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,799,470
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,308,529
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,335,000	1,346,192
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,570,000	1,627,912
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	5,370,000	5,838,723
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,253,841
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,363,200
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,580,927
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,947,542
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	11,875,000	13,392,701
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,063,694
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	10,000,000	10,098,345
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,527,562
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,448,225
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,880,290
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	6,230,321
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,697,213
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,344,378
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,597,527
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,294,145
Manhattan Beach COP, VRN, 5.00%, 7/1/55	1,800,000	1,890,289
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,465,138
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	3,120,000	3,184,325
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,034,174
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,171,765
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,008,866
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	507,521
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,887,068
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,991,093
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,336,617
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,162,865
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,069,504
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,212,249
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,298,571
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	896,446
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	660,440
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	764,675
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,598,500
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/40	500,000	531,140
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/45	750,000	772,463
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,619,393
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,688,408
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,845,123
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,242,641

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	$5,880,000	$7,306,729
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,478,181
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	1,785,091
Mt San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,347,011
Mt San Antonio Community College District GO, 5.00%, 8/1/45	1,000,000	1,124,767
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	395,391
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	6,057,770	6,052,894
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	254,863
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,593,158
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,779,675
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,189,378
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,004,667
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,004,639
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,863,673
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,888,547
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,957,078
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,456,173
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,208,164
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,199,297
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AG)	1,500,000	1,719,747
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AG)	2,250,000	2,555,079
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	539,218
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	524,350
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	341,978
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	234,021
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,305,433
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,071,371
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	604,509
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	636,055
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	666,639
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,237,665
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	608,360
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	641,628
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	942,253
Orange County Airport Rev., 5.00%, 7/1/26(4)	1,000,000	1,009,552
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,020,800
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,242,697
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,599,675
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,394,507
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,743,677
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,263,114
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,213,200
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,485,000
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,117,198
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,297,317
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	360,729
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,180,030

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	$2,075,000	$2,104,303
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,231,974
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	473,722
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	715,550
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,009,421
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,344,067
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	3,330,000	3,710,256
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,593,848
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	4,083,014
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	2,147,943
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,024,805
Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,655,873
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	575,016
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	544,790
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	513,897
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,996,304
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,150,446
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	861,807
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	326,874
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	472,249
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	593,442
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,299,924
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,997,803
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AG)	3,340,000	3,385,336
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	3,000,000	3,041,992
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,352,018
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	495,000	538,126
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	171,557
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	226,370
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	770,166
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,342,681
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,832,665
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,649,591
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/45	585,000	604,340
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/41	400,000	428,291
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	2,061,150
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,184,401
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,519,688
Ravenswood City School District GO, 5.25%, 8/1/45 (AG)	3,375,000	3,610,659
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,937,232
Redwood City School District GO, 5.00%, 8/1/38	200,000	234,441
Redwood City School District GO, 5.00%, 8/1/39	250,000	291,348
Redwood City School District GO, 5.00%, 8/1/40	350,000	402,520
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,032,549
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,397,137
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,011,334
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.25%, 3/2/26	3,020,000	3,020,000

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.25%, 3/2/26	$3,545,000	$3,545,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/40	775,000	828,277
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	1,225,000	1,267,408
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	383,340
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	425,176
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,142,690
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,713,290
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	1,655,000	2,030,327
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AG)	250,000	261,013
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AG)	500,000	537,601
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AG)	1,000,000	1,208,512
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AG)	1,325,000	1,589,186
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AG)	1,000,000	1,193,609
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AG)	750,000	884,024
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,541,372
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,706,326
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(4)	465,000	442,431
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	501,634
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	884,605
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,333,098
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,996,027
Riverside Sewer Rev., 5.00%, 8/1/37	1,605,000	1,961,892
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,455,563
Riverside Sewer Rev., 5.00%, 8/1/38	2,400,000	2,899,160
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/40	575,000	607,580
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/45	1,400,000	1,457,235
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,359,643
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,558,160
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/34 (BAM)	1,035,000	1,223,312
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/35 (BAM)	1,000,000	1,187,535
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/36 (BAM)	1,325,000	1,568,096
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,028,221
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,130,504
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,027,269
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	271,417
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	448,640
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	592,106
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	269,190

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	$1,500,000	$1,557,084
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	274,276
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,073,989
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	569,263
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,317,191
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	285,000	302,520
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,088,875
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,061,120
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,432,675
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,280,211
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,072,752
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	355,496
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,694,188
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,255,153
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	580,722
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	739,411
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	277,177
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	229,949
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	328,934
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	579,583
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	676,540
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	1,001,483
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,547,935
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,065,720
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,221,003
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,063,381
Sacramento County Airport System Rev., 5.00%, 7/1/39	1,250,000	1,484,472
Sacramento County Airport System Rev., 5.00%, 7/1/40	3,000,000	3,536,077
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,596,686
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,000,000	3,143,231
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,320,232
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,353,942
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	5,035,249
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,145,203
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	3,850,000	4,528,136
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,356,699
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,405,373
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,053,137
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	840,123
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	676,423
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,040,784
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	883,986
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,038,935

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	$700,000	$726,529
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,036,567
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,072,400
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,516,605
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/46	3,500,000	3,929,426
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/47	7,500,000	8,336,746
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,393,428
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,490,071
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,197,497
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,069,780
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/28	10,000,000	10,062,220
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	5,000,000	5,304,732
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	2,054,865
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	4,805,000	5,600,761
San Diego Unified School District GO, 5.00%, 7/1/31	500,000	582,905
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,239,111
San Diego Unified School District GO, 5.00%, 7/1/41	1,040,000	1,303,761
San Diego Unified School District GO, 5.00%, 7/1/42	500,000	619,532
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	835,908
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,624,989
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,456,223
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,454,198
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,162,683
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,549,699
San Francisco City & County Public Utilities Commission Wastewater Rev., 4.66%, 10/1/27	5,020,000	5,099,763
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,141,117
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,629,110
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,876
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,888
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,635
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AG)	1,980,000	2,177,896
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AG)	1,095,000	1,233,798
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,647
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AG)	1,095,000	1,260,686
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AG)	1,250,000	1,466,747
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AG)	1,290,000	1,538,423
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AG)	2,900,000	3,507,613
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	1,150,000	1,405,593
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AG)	1,240,000	1,499,269
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AG)	2,160,000	2,587,843
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AG)	3,080,000	3,660,874
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AG)	645,000	761,217

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AG)	$685,000	$800,990
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,058,807
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/39	2,500,000	3,215,929
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/40	1,310,000	1,682,546
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,590,468
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,279,974
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,823,040
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,468,094
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	961,417
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	520,000	520,386
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	4,871,000	5,135,746
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,061,151
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	154,293
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,397,357
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/34	1,050,000	1,151,893
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/36	1,885,000	2,045,718
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,133,428
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,290,960
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,042,505
San Mateo Union High School District GO, Capital Appreciation, VRN, 0.00%, 9/1/33	2,000,000	2,094,581
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,431,077
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,466,527
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	778,015
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,346,374
Santa Barbara Community College District GO, 6.00%, 8/1/41	1,000,000	1,253,417
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,659,406
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	927,586
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	918,605
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,214,891
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,077,529
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,042,235
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,287,083
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,764,442
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,002,602
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/34(2)	6,000,000	7,324,000
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/35(2)	6,000,000	7,413,230
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,044,141
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AG)	2,090,000	2,273,402
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AG)	1,900,000	2,056,929
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AG)	2,000,000	2,068,123
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AG)	600,000	619,056
Shasta Union High School District GO, Capital Appreciation, 0.00%, 2/1/29(1)	10,000,000	9,346,609
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,108,943
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,335,115
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)(4)	15,000	16,306
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)	435,000	475,257
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)(4)	70,000	76,096
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)	2,040,000	2,206,608
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AG)	2,450,000	2,623,666
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AG)(4)	80,000	86,967
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,227,090

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	$1,400,000	$1,598,593
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,012,094
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,199,804
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,427,923
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	275,000	295,696
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	500,000	520,048
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	883,248
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	2,250,000	2,263,153
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/35	5,400,000	6,215,355
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,592,076
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	7,150,000	7,604,094
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,333,680
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,299,797
State of California GO, 5.00%, 9/1/28	10,000,000	10,748,686
State of California GO, 5.00%, 11/1/28	5,000,000	5,398,655
State of California GO, 5.00%, 9/1/31	3,685,000	4,256,159
State of California GO, 5.00%, 8/1/33	7,000,000	8,358,607
State of California GO, 4.00%, 3/1/36	700,000	781,030
State of California GO, 4.00%, 3/1/37	825,000	911,773
State of California GO, 4.00%, 3/1/37	10,100,000	10,603,430
State of California GO, 4.00%, 9/1/37	1,250,000	1,363,190
State of California GO, 4.00%, 3/1/38	1,000,000	1,095,133
State of California GO, 4.00%, 3/1/38	5,000,000	5,226,044
State of California GO, 5.00%, 9/1/39	5,000,000	5,788,792
State of California GO, 4.00%, 10/1/41	6,595,000	6,820,522
State of California GO, 5.00%, 3/1/42	1,000,000	1,149,867
State of California GO, 4.00%, 4/1/42	7,500,000	7,745,098
State of California GO, 4.00%, 9/1/42	1,000,000	1,034,707
State of California GO, 5.00%, 9/1/42	2,025,000	2,101,343
State of California GO, 5.00%, 9/1/42	4,000,000	4,449,079
State of California GO, 5.00%, 3/1/43	1,000,000	1,135,597
State of California GO, 5.25%, 8/1/44	2,510,000	2,857,191
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,075,385
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,074,654
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AG)	1,500,000	1,521,221
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AG)	1,800,000	1,824,922
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AG)	1,825,000	1,849,832
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AG)	1,000,000	1,012,751
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	1,110,000	1,325,393
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	2,375,000	2,835,864
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	850,000	1,005,978
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	1,325,000	1,568,142
Stockton Unified School District GO, 5.00%, 8/1/39 (AG)	1,000,000	1,153,705
Stockton Unified School District GO, 5.00%, 8/1/40 (AG)	500,000	571,425
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	240,378
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	361,155
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	425,765

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	$445,000	$494,878
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	500,000	525,596
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AG)	1,155,000	1,213,569
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AG)	765,000	801,578
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AG)	750,000	784,473
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AG)	1,060,000	1,103,807
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AG)	1,130,000	1,207,174
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,083,375
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	438,468
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,320,796
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,370,961
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	754,635
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,497,267
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,198,791
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,370,079
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	854,215
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,536,451
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	795,875
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	1,025,000	1,091,720
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	862,837
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	316,763
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	315,644
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	729,008
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	332,520
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,036,004
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AG)	330,000	349,438
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	598,832
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	452,411
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	781,352
Tustin Financing Authority Special Tax, 5.00%, 9/1/28	325,000	347,278
Tustin Financing Authority Special Tax, 5.00%, 9/1/29	325,000	355,935
Tustin Financing Authority Special Tax, 5.00%, 9/1/30 (AG)	320,000	359,042
Tustin Financing Authority Special Tax, 5.00%, 9/1/31 (AG)	485,000	555,010
Tustin Financing Authority Special Tax, 5.00%, 9/1/32 (AG)	480,000	558,017
Tustin Financing Authority Special Tax, 5.00%, 9/1/33 (AG)	775,000	912,555
Tustin Financing Authority Special Tax, 5.00%, 9/1/34 (AG)	1,000,000	1,188,655
Tustin Financing Authority Special Tax, 5.00%, 9/1/35 (AG)	700,000	839,044
University of California Rev., 4.00%, 5/15/26	2,415,000	2,424,939
University of California Rev., 5.00%, 5/15/26	15,000,000	15,091,855

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
University of California Rev., 5.00%, 11/15/28(2)	$10,000,000	$10,782,341
University of California Rev., 5.00%, 5/15/29	4,000,000	4,372,190
University of California Rev., 5.00%, 5/15/29	14,500,000	15,849,190
University of California Rev., 5.00%, 5/15/30	7,610,000	8,523,772
University of California Rev., 5.00%, 5/15/37	10,500,000	12,316,857
University of California Rev., 5.25%, 5/15/37	5,000,000	6,069,135
University of California Rev., 5.25%, 5/15/40	1,500,000	1,910,974
University of California Rev., 5.25%, 11/15/41(2)	2,000,000	2,375,926
University of California Rev., 5.00%, 5/15/42	2,500,000	2,675,517
University of California Rev., 5.00%, 5/15/42	7,500,000	8,361,910
University of California Rev., VRDN, 1.20%, 3/2/26	2,500,000	2,500,000
University of California Rev., VRDN, 1.25%, 3/2/26	4,100,000	4,100,000
University of California Rev., VRDN, 1.25%, 3/2/26	5,100,000	5,100,000
University of California College of the Law San Francisco Rev., 5.00%, 4/1/27 (AG), Prerefunded at 100% of Par(4)	1,045,000	1,077,632
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,571,182
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,532,086
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,009,596
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	275,000	290,582
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/45	810,000	829,875
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,688,321
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	176,346
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	233,760
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	348,184
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	578,331
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	777,115
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	312,040
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	258,187
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	230,677
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,451,688
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	942,715
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/40 (AG)	800,000	918,682
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/45 (AG)	2,250,000	2,443,557
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,150,746
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,838,272
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,056,869
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	4,007,285
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	402,356
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	1,210,000	1,057,098
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,347,659
		2,215,840,600
Guam — 0.8%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	108,401
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	109,807
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	110,691
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	111,950
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	503,792
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	927,351
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/35	605,000	699,748
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/36	585,000	665,440

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/37	$820,000	$922,929
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/38	1,010,000	1,130,393
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/39	1,000,000	1,132,769
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/40	1,105,000	1,239,737
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	555,000	614,129
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	455,393
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	309,710
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	315,207
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	427,714
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	162,735
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	848,581
Guam Power Authority Rev., 5.00%, 10/1/40	3,525,000	3,585,743
Territory of Guam Rev., 5.00%, 1/1/30	850,000	916,051
Territory of Guam Rev., 5.00%, 1/1/31	875,000	957,814
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,387,441
		17,643,526
Puerto Rico — 0.3%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,581,310	978,436
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	3,000,000	3,006,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,631,074
		6,615,715
TOTAL MUNICIPAL SECURITIES (Cost $2,183,372,910)		2,240,099,841
AFFILIATED FUNDS(5) — 0.5%
American Century California Municipal Bond ETF (Cost $10,360,308)	206,600	10,553,128
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $2,193,733,218)		2,250,652,969
OTHER ASSETS AND LIABILITIES — (1.3)%		(28,925,306)
TOTAL NET ASSETS — 100.0%		$2,221,727,663

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $90,916,509, which represented 4.1% of total net assets.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended February 28, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,859	$4,292	—	$402	$10,553	207	—	$172
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,240,099,841	—
Affiliated Funds	$10,553,128	—	—
	$10,553,128	$2,240,099,841	—

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$1,375

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$568

See Notes to Financial Statements.

Schedule of Investments - California Tax-Free Money Market Fund

FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.1%
California — 100.1%
Bay Area Toll Authority Rev., VRDN, 1.26%, 3/6/26 (LOC: Sumitomo Mitsui Banking Corp.)	$1,930,000	$1,930,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 0.83%, 3/6/26	25,000	25,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.87%, 3/6/26 (LOC: Bank of Stockton and FHLB)	1,495,000	1,495,000
California Health Facilities Financing Authority, 2.62%, 6/2/26	1,250,000	1,250,000
California Health Facilities Financing Authority, 2.62%, 6/3/26	3,500,000	3,500,000
California Housing Finance Agency Rev., (5035 Coliseum Property LP), VRN, 2.95%, 2/1/56 (LOC: U.S. Treasury)	1,096,000	1,096,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.80%, 3/6/26 (LOC: California United Bank and Wells Fargo Bank N.A.)	185,000	185,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 1.88%, 3/6/26 (LOC: Wells Fargo Bank N.A.)	350,000	350,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.57%, 3/6/26 (LOC: Bank of the West and BMO Bank N.A.)	400,000	400,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 1.48%, 3/6/26 (LOC: Bank of New York Mellon)	500,000	500,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 1.88%, 3/6/26 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California State University, 2.50%, 3/4/26	1,500,000	1,500,000
California Statewide Communities Development Authority, 2.50%, 3/4/26	500,000	500,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 1.65%, 3/6/26 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.33%, 3/6/26 (LOC: Northern Trust Company)	4,620,000	4,620,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 1.43%, 3/6/26 (LOC: East West Bank and FHLB)	5,250,000	5,250,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.33%, 3/6/26 (LOC: Wells Fargo Bank N.A.)	570,000	570,000
Irvine Ranch Water District Special Assessment, VRDN, 0.90%, 3/6/26 (LOC: Sumitomo Mitsui Banking Corp.)	1,000,000	1,000,000
Irvine Ranch Water District Special Assessment, VRDN, 0.90%, 3/6/26 (LOC: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000
Los Angeles COP, (Kadima Hebrew Academy), VRDN, 2.47%, 3/6/26 (LOC: California Bank & Trust and U.S. Bank N.A.)	5,055,000	5,055,000
Los Angeles County Capital Asset Leasing Corp., 2.32%, 4/2/26	1,500,000	1,500,000
Los Angeles County Capital Asset Leasing Corp., 2.30%, 5/4/26	1,500,000	1,500,000
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 1.93%, 3/6/26 (LOC: FHLB and East West Bank)	100,000	100,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.06%, 4/3/26 (LOC: Mizuho Capital Markets LLC)(1)	3,120,000	3,120,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.06%, 4/3/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,300,000	3,300,000
Modesto Rev., (VO Associates A California LP), VRDN, 1.01%, 3/6/26 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,000,000	3,000,000
Municipal Improvement Corp. of Los Angeles, 2.15%, 3/3/26	3,000,000	3,000,000
Municipal Improvement Corp. of Los Angeles, 2.30%, 3/3/26	1,000,000	1,000,000
Municipal Improvement Corp. of Los Angeles, 2.30%, 3/3/26	1,400,000	1,400,000
Municipal Water District Of Orange County Water Facilities Corp. COP, VRDN, 1.10%, 3/6/26 (LOC: Bank of America N.A.)	360,000	360,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.88%, 3/6/26 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,000,000	2,000,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 1.88%, 3/6/26 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.88%, 3/6/26 (LOC: Bank of the Sierra and FHLB)	770,000	770,000
Riverside County Rev., 2.55%, 10/16/26	2,000,000	2,002,436
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 1.43%, 3/6/26 (LOC: FNMA)(LIQ FAC: FNMA)	1,000,000	1,000,000
San Diego County COP, VRDN, 0.90%, 3/6/26 (LOC: Northern Trust Company)	3,350,000	3,350,000
San Diego County Rev., 5.00%, 6/30/26	1,400,000	1,410,767

Schedule of Investments - California Tax-Free Money Market Fund

	Principal Amount	Value
San Diego Housing Authority, Inc. Rev., (Park & Market Apartments Obligated Group), VRDN, 1.40%, 3/6/26 (LOC: Bank of America N.A.)	$500,000	$500,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 1.15%, 3/6/26 (LOC: Barclays Bank PLC)	520,000	520,000
San Francisco City & County Public Utilities Commission Power Rev., 2.32%, 3/4/26	1,501,000	1,501,000
San Francisco City & County Public Utilities Commission Power Rev., 2.35%, 7/7/26	571,000	571,000
San Mateo Joint Powers Financing Authority Rev., (City of San Mateo CA), VRDN, 1.10%, 3/6/26 (LOC: Wells Fargo Bank N.A.)	1,460,000	1,460,000
Santa Clara Valley Transportation Authority Rev., VRDN, 1.30%, 3/6/26 (LOC: Sumitomo Mitsui Banking Corp.)	1,740,000	1,740,000
State of California, 2.30%, 3/12/26	1,250,000	1,250,000
State of California, 2.35%, 4/28/26	1,000,000	1,000,000
State of California, 2.30%, 5/6/26	1,000,000	1,000,000
State of California GO, VRDN, 1.00%, 3/6/26 (LOC: Sumitomo Mitsui Banking Corp.)	315,000	315,000
State of California Department of Water Resources, 2.35%, 3/11/26	1,001,000	1,001,000
State of California Department of Water Resources, 2.33%, 3/12/26	1,000,000	1,000,000
State of California Department of Water Resources, 2.35%, 3/13/26	5,000,000	5,000,100
State of California Department of Water Resources, 2.30%, 3/16/26	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.65%, 3/2/26 (LOC: JPMorgan Chase Bank N.A.)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,125,000	3,125,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.98%, 3/2/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.20%, 3/2/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.90%, 3/6/26 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.92%, 3/6/26 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.90%, 4/3/26 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 1.96%, 3/6/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,290,000	5,290,000
University of California, 2.30%, 3/5/26	3,000,000	3,000,000
University of California, 2.60%, 4/6/26	1,085,000	1,085,000
University of California Rev., VRDN, 1.35%, 3/2/26	335,000	335,000
University of California Rev., VRDN, 1.26%, 3/6/26	340,000	340,000
University of California Rev., VRDN, 1.41%, 3/6/26	1,750,000	1,750,000
Western Municipal Water District Facilities Authority Rev., VRDN, 1.15%, 3/6/26 (LOC: Toronto-Dominion Bank and TD Bank N.A.)	300,000	300,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.35%, 3/6/26 (LOC: BMO Bank N.A.)	1,380,000	1,380,000
TOTAL INVESTMENT SECURITIES — 100.1%		113,532,303
OTHER ASSETS AND LIABILITIES — (0.1)%		(123,437)
TOTAL NET ASSETS — 100.0%		$113,408,866

Schedule of Investments - California Tax-Free Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,815,000, which represented 28.9% of total net assets.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Assets
Investment securities, at value	$1,618,997,769	$2,240,099,841
Investment securities - affiliated, at value	8,188,124	10,553,128
Cash	19,506	6,224
Receivable for investments sold	85,850	—
Receivable for capital shares sold	2,967,146	1,416,547
Interest receivable	23,322,562	24,886,331
	1,653,580,957	2,276,962,071

Liabilities
Payable for investments purchased	6,623,992	50,478,302
Payable for capital shares redeemed	2,982,561	3,309,172
Accrued management fees	476,737	519,372
Distribution and service fees payable	16,660	4,481
Dividends payable	419,411	923,081
	10,519,361	55,234,408

Net Assets	$1,643,061,596	$2,221,727,663

Net Assets Consist of:
Capital paid in	$1,770,269,914	$2,232,857,023
Distributable earnings (loss)	(127,208,318)	(11,129,360)
	$1,643,061,596	$2,221,727,663

Investment securities, at cost	$1,630,704,612	$2,183,372,910
Investment securities - affiliated, at cost	$8,122,136	$10,360,308

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California High-Yield Municipal Fund
Investor Class	$728,131,940	74,430,670	$9.78
I Class	$831,574,037	85,052,606	$9.78
Y Class	$26,093,574	2,668,111	$9.78
A Class	$46,798,405	4,783,857	$9.78
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$10.24
C Class	$10,463,640	1,069,524	$9.78
California Intermediate-Term Tax-Free Bond Fund
Investor Class	$596,669,376	52,182,807	$11.43
I Class	$1,237,070,155	108,161,937	$11.44
Y Class	$370,627,787	32,404,559	$11.44
A Class	$15,363,851	1,342,957	$11.44
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$11.98
C Class	$1,996,494	174,434	$11.45
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
California Tax-Free Money Market Fund
Assets
Investment securities, at value	$113,532,303
Cash	4,304
Receivable for investments sold	370,000
Receivable for capital shares sold	139,661
Interest receivable	432,387
114,478,655

Liabilities
Payable for capital shares redeemed	1,025,394
Accrued management fees	42,657
Dividends payable	1,738
1,069,789

Net Assets	$113,408,866

Net Assets Consist of:
Capital paid in	$113,404,164
Distributable earnings (loss)	4,702
$113,408,866

Investment securities, at cost	$113,532,303

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California Tax-Free Money Market Fund
Investor Class	$113,408,866	113,399,591	$1.00

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Investment Income (Loss)
Income:
Interest	$35,758,304	$36,980,742
Income distributions from affiliated funds	148,037	172,083
	35,906,341	37,152,825
Expenses:
Management fees	3,067,854	3,246,966
Distribution and service fees:
A Class	58,083	18,473
C Class	54,500	9,859
Trustees' fees and expenses	47,136	61,872
Other expenses	280	380
	3,227,853	3,337,550
Fees waived	(10,759)	(12,768)
	3,217,094	3,324,782

Net investment income (loss)	32,689,247	33,828,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(224,922)	1,650,105
Futures contract transactions	914	1,375
	(224,008)	1,651,480

Change in net unrealized appreciation (depreciation) on:
Investments	81,403,679	74,638,107
Investments in affiliated funds	374,911	401,634
Futures contracts	493	568
	81,779,083	75,040,309

Net realized and unrealized gain (loss)	81,555,075	76,691,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,244,322	$110,519,832

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
California Tax-Free Money Market Fund
Investment Income (Loss)
Income:
Interest	$1,307,737

Expenses:
Management fees	271,138
Trustees' fees and expenses	3,285
274,423

Net investment income (loss)	1,033,314

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,033,314

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	California High-Yield Municipal Fund		California Intermediate-Term Tax-Free Bond Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$32,689,247	$63,188,667	$33,828,043	$63,044,114
Net realized gain (loss)	(224,008)	(21,162,067)	1,651,480	(9,251,320)
Change in net unrealized appreciation (depreciation)	81,779,083	(82,020,118)	75,040,309	(35,416,833)
Net increase (decrease) in net assets resulting from operations	114,244,322	(39,993,518)	110,519,832	18,375,961

Distributions to Shareholders
From earnings:
Investor Class	(14,555,514)	(28,600,508)	(8,940,061)	(17,499,999)
I Class	(16,554,820)	(31,286,041)	(18,766,839)	(33,276,864)
Y Class	(534,162)	(1,034,315)	(5,893,282)	(11,668,232)
A Class	(877,097)	(1,717,191)	(209,724)	(375,313)
C Class	(164,755)	(400,302)	(20,560)	(57,739)
Decrease in net assets from distributions	(32,686,348)	(63,038,357)	(33,830,466)	(62,878,147)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,162,540	88,885,183	154,387,028	1,919,258

Net increase (decrease) in net assets	102,720,514	(14,146,692)	231,076,394	(42,582,928)

Net Assets
Beginning of period	1,540,341,082	1,554,487,774	1,990,651,269	2,033,234,197
End of period	$1,643,061,596	$1,540,341,082	$2,221,727,663	$1,990,651,269

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	California Tax-Free Money Market Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,033,314	$2,450,483
Net realized gain (loss)	—	4,567
Net increase (decrease) in net assets resulting from operations	1,033,314	2,455,050

Distributions to Shareholders
From earnings:
Investor Class	(1,033,640)	(2,450,411)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,929,283)	2,342,653

Net increase (decrease) in net assets	(1,929,609)	2,347,292

Net Assets
Beginning of period	115,338,475	112,991,183
End of period	$113,408,866	$115,338,475

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

California High-Yield Municipal Fund	Investor, I, Y, A, C
California Intermediate-Term Tax-Free Bond Fund	Investor, I, Y, A, C
California Tax-Free Money Market Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

Securities held in California Tax-Free Money Market Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended February 28, 2026 are as follows:

California High-Yield Municipal Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%	0.49%	$4,898
I Class		0.0500% to 0.1100%	0.29%	0.29%	$5,302
Y Class		0.0200% to 0.0800%	0.26%	0.26%	$170
A Class		0.2500% to 0.3100%	0.49%	0.49%	$315
C Class		0.2500% to 0.3100%	0.49%	0.49%	$74

California Intermediate-Term Tax-Free Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%	0.46%	$3,529
I Class		0.0500% to 0.1100%	0.26%	0.26%	$6,970
Y Class		0.0200% to 0.0800%	0.23%	0.23%	$2,167
A Class		0.2500% to 0.3100%	0.46%	0.46%	$90
C Class		0.2500% to 0.3100%	0.46%	0.46%	$12

California Tax-Free Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1570% to 0.2700%	0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
California High-Yield Municipal Fund	$17,420,000	$29,845,000	—
California Intermediate-Term Tax-Free Bond Fund	$31,115,000	$20,700,000	—
California Tax-Free Money Market Fund	$5,470,000	$3,760,000	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended February 28, 2026 were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Purchases	$327,153,727	$527,003,768
Sales	$311,725,144	$327,168,285

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California High-Yield Municipal Fund
Investor Class
Sold	10,503,751	$101,361,525	22,024,693	$213,009,031
Issued in reinvestment of distributions	1,391,373	13,458,752	2,751,641	26,434,944
Redeemed	(13,329,514)	(128,706,348)	(23,017,929)	(219,990,839)
	(1,434,390)	(13,886,071)	1,758,405	19,453,136
I Class
Sold	18,050,545	173,809,271	42,342,129	406,890,540
Issued in reinvestment of distributions	1,596,583	15,437,311	3,020,410	29,008,270
Redeemed	(15,618,077)	(150,252,736)	(37,524,529)	(357,162,609)
	4,029,051	38,993,846	7,838,010	78,736,201
Y Class
Sold	58,675	566,194	326,990	3,141,473
Issued in reinvestment of distributions	52,626	508,905	102,706	987,390
Redeemed	(47,409)	(457,350)	(1,324,624)	(13,071,348)
	63,892	617,749	(894,928)	(8,942,485)
A Class
Sold	327,675	3,172,958	1,233,343	11,843,176
Issued in reinvestment of distributions	72,586	702,106	140,935	1,353,853
Redeemed	(669,565)	(6,458,838)	(1,059,786)	(10,102,665)
	(269,304)	(2,583,774)	314,492	3,094,364
C Class
Sold	113,994	1,101,350	293,624	2,875,290
Issued in reinvestment of distributions	16,198	156,636	40,782	392,912
Redeemed	(335,593)	(3,237,196)	(692,331)	(6,724,235)
	(205,401)	(1,979,210)	(357,925)	(3,456,033)
Net increase (decrease)	2,183,848	$21,162,540	8,658,054	$88,885,183

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California Intermediate-Term Tax-Free Bond Fund
Investor Class
Sold	4,506,172	$50,823,140	9,505,499	$105,393,669
Issued in reinvestment of distributions	712,750	8,055,403	1,407,670	15,636,157
Redeemed	(5,218,611)	(58,720,476)	(12,480,287)	(138,381,050)
	311	158,067	(1,567,118)	(17,351,224)
I Class
Sold	18,328,077	206,446,304	42,183,572	466,053,806
Issued in reinvestment of distributions	1,657,011	18,733,708	2,945,172	32,715,248
Redeemed	(8,084,782)	(91,088,312)	(46,765,783)	(517,742,663)
	11,900,306	134,091,700	(1,637,039)	(18,973,609)
Y Class
Sold	4,832,977	54,480,629	18,857,783	210,036,142
Issued in reinvestment of distributions	121,731	1,376,446	325,391	3,620,101
Redeemed	(3,115,733)	(35,170,871)	(15,867,464)	(175,478,813)
	1,838,975	20,686,204	3,315,710	38,177,430
A Class
Sold	95,070	1,076,392	562,696	6,199,550
Issued in reinvestment of distributions	17,743	200,609	31,841	353,866
Redeemed	(110,429)	(1,245,365)	(567,929)	(6,286,762)
	2,384	31,636	26,608	266,654
C Class
Sold	5,057	57,250	64,610	732,039
Issued in reinvestment of distributions	1,818	20,560	5,181	57,592
Redeemed	(58,991)	(658,389)	(89,436)	(989,624)
	(52,116)	(580,579)	(19,645)	(199,993)
Net increase (decrease)	13,689,860	$154,387,028	118,516	$1,919,258

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California Tax-Free Money Market Fund
Investor Class
Sold	27,322,328	$27,322,328	49,041,645	$49,041,645
Issued in reinvestment of distributions	988,772	988,772	2,380,984	2,380,984
Redeemed	(30,240,383)	(30,240,383)	(49,079,976)	(49,079,976)
Net increase (decrease)	(1,929,283)	$(1,929,283)	2,342,653	$2,342,653

6. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

7. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California High-Yield Municipal Fund	$70,465,078	$18,163,266
California Intermediate-Term Tax-Free Bond Fund	$95,899,219	$24,674,625

8. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund	California Tax-Free Money Market Fund
Federal tax cost of investments	$1,639,188,280	$2,193,735,831	$113,532,303
Gross tax appreciation of investments	$36,906,930	$66,714,155	—
Gross tax depreciation of investments	(48,909,317)	(9,797,017)	—
Net tax appreciation (depreciation) of investments	$(12,002,387)	$56,917,138	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
California High-Yield Municipal Fund	$(58,410,610)	$(56,523,974)
California Intermediate-Term Tax-Free Bond Fund	$(31,201,137)	$(38,358,648)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California High-Yield Municipal Fund
Investor Class
2026(3)	$9.29	0.19	0.49	0.68	(0.19)	$9.78	7.39%	0.49%	0.49%	4.03%	4.03%	20%	$728,132
2025	$9.89	0.37	(0.60)	(0.23)	(0.37)	$9.29	(2.48)%	0.49%	0.49%	3.86%	3.86%	64%	$704,914
2024	$9.46	0.37	0.43	0.80	(0.37)	$9.89	8.75%	0.50%	0.50%	3.84%	3.84%	56%	$733,179
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	0.50%	3.67%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	0.49%	2.96%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	0.49%	2.91%	2.91%	25%	$941,838
I Class
2026(3)	$9.29	0.20	0.49	0.69	(0.20)	$9.78	7.49%	0.29%	0.29%	4.23%	4.23%	20%	$831,574
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.18)%	0.29%	0.29%	4.06%	4.06%	64%	$752,435
2024	$9.45	0.39	0.44	0.83	(0.39)	$9.89	8.97%	0.30%	0.30%	4.04%	4.04%	56%	$723,661
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	0.30%	3.87%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	0.29%	3.16%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	0.29%	3.11%	3.11%	25%	$724,407
Y Class
2026(3)	$9.29	0.20	0.49	0.69	(0.20)	$9.78	7.51%	0.26%	0.26%	4.26%	4.26%	20%	$26,094
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.15)%	0.26%	0.26%	4.09%	4.09%	64%	$24,191
2024	$9.46	0.39	0.43	0.82	(0.39)	$9.89	8.89%	0.27%	0.27%	4.07%	4.07%	56%	$34,608
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	0.27%	3.90%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	0.26%	3.19%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	0.26%	3.14%	3.14%	25%	$6
A Class
2026(3)	$9.29	0.18	0.49	0.67	(0.18)	$9.78	7.25%	0.74%	0.74%	3.78%	3.78%	20%	$46,798
2025	$9.89	0.35	(0.60)	(0.25)	(0.35)	$9.29	(2.72)%	0.74%	0.74%	3.61%	3.61%	64%	$46,953
2024	$9.46	0.35	0.43	0.78	(0.35)	$9.89	8.48%	0.75%	0.75%	3.59%	3.59%	56%	$46,883
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	0.75%	3.42%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	0.74%	2.71%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	0.74%	2.66%	2.66%	25%	$65,969

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California High-Yield Municipal Fund
C Class
2026(3)	$9.29	0.14	0.49	0.63	(0.14)	$9.78	6.86%	1.49%	1.49%	3.03%	3.03%	20%	$10,464
2025	$9.89	0.27	(0.60)	(0.33)	(0.27)	$9.29	(3.44)%	1.49%	1.49%	2.86%	2.86%	64%	$11,848
2024	$9.46	0.27	0.43	0.70	(0.27)	$9.89	7.67%	1.50%	1.50%	2.84%	2.84%	56%	$16,157
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	1.50%	2.67%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.49%	1.96%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.49%	1.91%	1.91%	25%	$22,196

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California Intermediate-Term Tax-Free Bond Fund
Investor Class
2026(3)	$11.02	0.17	0.41	0.58	(0.17)	—	(0.17)	$11.43	5.41%	0.46%	0.46%	3.09%	3.09%	15%	$596,669
2025	$11.27	0.33	(0.25)	0.08	(0.33)	—	(0.33)	$11.02	0.73%	0.46%	0.46%	2.98%	2.98%	61%	$575,139
2024	$11.01	0.30	0.28	0.58	(0.32)	—	(0.32)	$11.27	5.38%	0.47%	0.47%	2.72%	2.72%	64%	$605,505
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	0.47%	2.62%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	0.46%	2.00%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	0.46%	2.10%	2.10%	30%	$917,539
I Class
2026(3)	$11.02	0.18	0.42	0.60	(0.18)	—	(0.18)	$11.44	5.41%	0.26%	0.26%	3.29%	3.29%	15%	$1,237,070
2025	$11.27	0.35	(0.25)	0.10	(0.35)	—	(0.35)	$11.02	1.02%	0.26%	0.26%	3.18%	3.18%	61%	$1,061,247
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.59%	0.27%	0.27%	2.92%	2.92%	64%	$1,103,078
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	0.27%	2.82%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	0.26%	2.20%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	0.26%	2.30%	2.30%	30%	$932,636
Y Class
2026(3)	$11.02	0.19	0.42	0.61	(0.19)	—	(0.19)	$11.44	5.43%	0.23%	0.23%	3.32%	3.32%	15%	$370,628
2025	$11.27	0.36	(0.25)	0.11	(0.36)	—	(0.36)	$11.02	1.05%	0.23%	0.23%	3.21%	3.21%	61%	$336,982
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.63%	0.24%	0.24%	2.95%	2.95%	64%	$307,065
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	0.24%	2.85%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	0.23%	2.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	0.23%	2.33%	2.33%	30%	$263,120
A Class
2026(3)	$11.03	0.16	0.41	0.57	(0.16)	—	(0.16)	$11.44	5.18%	0.71%	0.71%	2.84%	2.84%	15%	$15,364
2025	$11.27	0.30	(0.24)	0.06	(0.30)	—	(0.30)	$11.03	0.57%	0.71%	0.71%	2.73%	2.73%	61%	$14,784
2024	$11.01	0.28	0.28	0.56	(0.30)	—	(0.30)	$11.27	5.12%	0.72%	0.72%	2.47%	2.47%	64%	$14,811
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	0.72%	2.37%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	0.71%	1.75%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	0.71%	1.85%	1.85%	30%	$23,015

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California Intermediate-Term Tax-Free Bond Fund
C Class
2026(3)	$11.03	0.12	0.42	0.54	(0.12)	—	(0.12)	$11.45	4.88%	1.46%	1.46%	2.09%	2.09%	15%	$1,996
2025	$11.27	0.22	(0.24)	(0.02)	(0.22)	—	(0.22)	$11.03	(0.27)%	1.46%	1.46%	1.98%	1.98%	61%	$2,499
2024	$11.02	0.19	0.27	0.46	(0.21)	—	(0.21)	$11.27	4.33%	1.47%	1.47%	1.72%	1.72%	64%	$2,776
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.47%	1.62%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.46%	1.00%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.46%	1.10%	1.10%	30%	$7,603

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
California Tax-Free Money Market Fund
Investor Class
2026(2)	$1.00	0.01	—	0.01	(0.01)	$1.00	0.92%	0.49%	0.49%	1.85%	1.85%	$113,409
2025	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.18%	0.49%	0.49%	2.16%	2.16%	$115,338
2024	$1.00	0.03	—(3)	0.03	(0.03)	$1.00	2.81%	0.50%	0.50%	2.77%	2.77%	$112,991
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 28, 2026 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2604

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2026